May 23, 2006


Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


                     Re: Van Kampen Unit Trusts, Series 580
                     (File No. 333-132432) (CIK No. 1344362)


Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on May 22, 2006.

                                                               Very truly yours,


                                                           VAN KAMPEN FUNDS INC.